Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Science Applications International Corporation
Entity Central Index Key	0001571123
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Science Applications International Corporation
Entity Central Index Key	0001571123
Amendment Flag	false